Result of the Year - Summary of Activity Related LTIP Awards (Details) - LTIP Awards - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Outstanding beginning balance	31,250,000	19,175,000	14,875,000
Granted	172,488,000	31,250,000	4,300,000
Exercised	(31,250,000)	(19,175,000)
Outstanding ending balance	172,488,000	31,250,000	19,175,000
Awards exercisable	172,488,000		14,875,000
Executive Management
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Outstanding beginning balance	6,250,000	9,000,000	9,000,000
Granted	52,865,000	6,250,000
Exercised	(6,250,000)	(9,000,000)
Outstanding ending balance	52,865,000	6,250,000	9,000,000
Key Employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Outstanding beginning balance	25,000,000	10,175,000	5,875,000
Granted	119,623,000	25,000,000	4,300,000
Exercised	(25,000,000)	(10,175,000)
Forfeited	(937,000)
Outstanding ending balance	118,686,000	25,000,000	10,175,000